Note 10 - Intangible Assets	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of intangible assets [text block]
10.	Intangible assets :

In
December 2012,
the Corporation entered into a prepayment agreement with Neptune pursuant to which the Corporation exercised its option under the License Agreement to pay in advance all of the future royalties payable. The license allows the Corporation to exploit the intellectual property rights in order to develop novel active pharmaceutical ingredients (“APIs”) into commercial products for the prescription drugs market. The license Agreement, together with the Corporation own IP, allows the “freedom to operate” for CaPre, which is currently the Corporation’s only prescription drug candidate in development. The Corporation believes that upon the expiry of the last licensed Neptune patent in
2022,
the Corporation’s expanding patent portfolio will cover CaPre, and that it will not
require any license from Neptune to support the commercialization of CaPre.

	Patents	License	Total
	$	$	$

Cost:
Balance at February 29, 2016, February 28, 2017 (Unaudited) and March 31, 2017	362	24,330	24,692
Additions	-	-	-
Balance at March 31, 2018	362	24,330	24,692
Additions	-	-	-
Balance at March 31, 2019	362	24,330	24,692

Accumulated amortization:
Balance at February 29, 2016	362	9,425	9,787
Amortization for the twelve-month period (Unaudited)	-	2,323	2,323
Balance at February 28, 2017 (Unaudited)	362	11,748	12,110
Amortization for the one-month period (Unaudited)	-	194	194
Amortization for the thirteen-month period	-	2,517	2,517
Balance at March 31, 2017	362	11,942	12,304
Amortization for the year	-	2,323	2,323
Balance at March 31, 2018	362	14,265	14,627
Amortization for the year	-	2,322	2,322
Balance at March 31, 2019	362	16,587	16,949

Net carrying amounts:
March 31, 2018	-	10,065	10,065
March 31, 2019	-	7,743	7,743

Amortization expense and impairment loss for the period ended
March 31, 2019
and
2018,
the
thirteen
-month and
one
-month periods ended
March 31, 2017,
and the
twelve
-month period ended
February
28,

2017
have been recorded in “research and development expenses” in the statements of earnings and comprehensive loss.